Subsequent Events	12 Months Ended
Apr. 27, 2019
Subsequent Events
22.	Subsequent Events
Dividends to Stockholders
On
June 7, 2019
, the Company announced its Board of Directors declared a quarterly cash dividend of $0.15 per share, payable on
August 2
, 2019 to stockholders of record at the close of business on
July 5, 2019
.
Merger Agreement
On June 6, 2019, the Company entered into the Merger Agreement to further the consummation of the Merger. The Board of Directors of the Company approved the Merger Agreement and the transactions contemplated thereby following the recommendation of a special committee consisting solely of independent and disinterested directors, to which the Board of Directors of the Company had delegated authority to consider and negotiate the Merger Agreement and the transactions contemplated thereby (including the Voting Agreement and the transactions contemplated thereby).
Subject to the terms and conditions set forth in the Merger Agreement, at the Effective Time, each share of the Company’s Common Stock (other than (i) shares of Company Common Stock held by the Company or any of its subsidiaries, including as treasury stock, or by Parent or any of its subsidiaries, including Merger Sub, which will be cancelled and cease to exist, and (ii) shares of Company Common Stock for which stockholders have exercised statutory appraisal rights and which will be entitled to the appraised value thereof, if applicable, pursuant to Section 262 of the DGCL), will be converted into the right to receive the Merger Consideration.
The transaction is expected to close in the third quarter of calendar year 2019, and is subject to certain mutual conditions, including (i) the adoption of the Merger Agreement by the holders of at least a majority of the aggregate voting power of the outstanding shares of Company Common Stock, voting together as a single class; (ii) the expiration or termination of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended; and (iii) the absence of any order or law that has the effect of enjoining or otherwise prohibiting the consummation of the Merger. The obligation of each party to consummate the Merger is also conditioned upon (i) the accuracy of the representations and warranties of the other party as of the date of the Merger Agreement and as of the closing (subject to customary materiality qualifiers) and (ii) the compliance by the other party in all material respects with its pre-closing obligations under the Merger Agreement. Parent’s and Merger Sub’s respective obligations to consummate the Merger are also conditioned upon the absence of a Company Material Adverse Effect (as defined in the Merger Agreement). Closing of the Merger is not subject to a financing condition.